SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                       UNIT VALUE                 PERCENTAGE
                                                         --------------------------------------     CHANGE
                                                         DECEMBER 31, 1998   DECEMBER 31, 1999   IN UNIT VALUE
                                                         ------------------  ------------------  -------------
  REGATTA - NY CONTRACTS:
    Capital Appreciation Series........................       $26.0156            $34.0262           30.79%
    Massachusetts Investors Trust Series...............        26.3767             27.8818            5.71
    Government Securities Series.......................        13.3628             12.9237           (3.29)
    High Yield Series..................................        14.8376             15.6326            5.36
    Managed Sectors Series.............................        21.7749             39.8571           83.04
    Money Market Series................................        11.9179             12.3026            3.23
    Total Return Series................................        18.9202             19.1850            1.40
    Utilities Series...................................        22.7757             29.4815           29.44
    Global Governments Series..........................        13.9401             13.0332           (6.51)
    Global Growth Series...............................        15.7177             25.9348           65.00
  REGATTA GOLD - NY CONTRACTS:
    Bond Series........................................       $10.0000*           $ 9.8200           (1.80)%
    Capital Appreciation Series........................        17.2946             22.6198           30.79
    Capital Opportunities Series.......................        13.5854             19.7776           45.58
    Massachusetts Investors Trust Series...............        17.8458             18.8640            5.71
    Emerging Growth Series.............................        16.7445             29.0322           73.38
    Equity Income Series...............................        10.0000*             9.8814           (1.19)
    Emerging Markets Equity Series.....................         6.0241              9.0591           50.38
    International Growth and Income Series.............        12.8587             14.8716           15.65
    International Growth Series........................         9.4088             12.5550           33.44
    Government Securities Series.......................        11.7627             11.3761           (3.29)
    High Yield Series..................................        11.7316             12.3601            5.36
    Managed Sectors Series.............................        15.5700             28.4991           83.04
    Massachusetts Investors Growth Stock Series........        10.0000*            12.5684           25.68
    Money Market Series................................        10.8609             11.2115            3.23
    New Discovery Series...............................        10.0000*            16.0007           60.01
    Research Equity Series.............................        16.1649             19.7914           22.43
    Research Growth and Income Series..................        12.9195             13.7803            6.66
    Total Return Series................................        14.2649             14.4646            1.40
    Utilities Series...................................        16.9849             21.9857           29.44
    Global Asset Allocation Series.....................        12.2289             14.2950           16.90
    Global Governments Series..........................        11.4123             10.6699           (6.51)
    Global Growth Series...............................        13.3854             22.0864           65.00
    Global Total Return Series.........................        13.8923             14.8545            6.93
    Research International Series......................        10.0000*            13.3890           33.89
    Strategic Income Series............................        10.0000*            10.1388            1.39

*Reflects unit value on date of commencement of operations.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 1999

 ASSETS:                                               Shares        Cost         Value
 Investments in MFS/Sun Life Series Trust:           ----------  ------------  ------------
     Bond Series ("BDS")...........................       2,223  $     22,983  $     23,019
     Capital Appreciation Series ("CAS")...........   1,268,970    50,455,251    68,671,262
     Capital Opportunities Series ("COS")..........     341,947     6,005,966     8,379,765
     Massachusetts Investors Trust
      Series ("MIT")...............................   2,215,014    73,099,558    84,056,690
     Emerging Growth Series ("EGS")................   1,210,772    24,390,687    48,766,246
     Equity Income Series ("EIS")..................      20,989       233,420       235,312
     Emerging Markets Equity Series ("FCE")........      22,844       200,056       260,902
     International Growth and Income
      Series ("FCG")...............................     244,353     2,915,165     3,658,846
     International Growth Series ("FCI")...........      52,608       549,211       689,190
     Government Securities Series ("GSS")..........   1,134,922    14,628,898    14,160,417
     High Yield Series ("HYS").....................   1,819,714    16,941,717    16,406,832
     Managed Sectors Series ("MSS")................     476,576    13,898,436    24,982,869
     Massachusetts Investors Growth Stock
      Series ("MIS")...............................     223,552     3,029,734     3,606,164
     Money Market Series ("MMS")...................  14,451,155    14,451,155    14,451,155
     New Discovery Series ("NWD")..................      66,056       785,256     1,116,108
     Research Series ("RES").......................   1,664,118    34,365,132    45,953,316
     Research Growth and Income Series ("RGS").....     272,225     3,540,841     3,930,183
     Total Return Series ("TRS")...................   3,009,919    58,054,457    56,463,869
     Utilities Series ("UTS")......................     836,049    13,434,543    16,586,517
     Global Asset Allocation Series ("GAA")........     229,657     3,330,990     3,718,432
     Global Governments Series ("GGS").............     329,964     3,698,910     3,387,421
     Global Growth Series ("GGR")..................     787,249    12,110,429    19,807,693
     Global Total Return Series ("GTR")............     280,450     4,299,129     4,668,344
     Research International Series ("RSS").........      21,254       249,444       310,081
     Strategic Income Series ("SIS")...............      23,705       240,087       243,111
                                                                 ------------  ------------
                                                                 $354,931,455  $444,533,744
                                                                 ============
 LIABILITY:
     Payable to sponsor............................                                 (87,267)
                                                                               ------------
         Net Assets................................                            $444,446,477
                                                                               ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 1999 -- continued

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Contracts               Reserve
                                      ---------------------------------     for
                                                   Unit                   Variable
                                        Units     Value       Value      Annuities      Total
                                      ---------  --------  ------------  ----------  ------------
 Regatta-NY Contracts:
     CAS............................    952,236  $34.0262  $ 32,393,721  $  142,506  $ 32,536,227
     MIT............................    751,259   27.8818    20,944,633     157,723    21,102,356
     GSS............................    602,006   12.9237     7,780,463      68,169     7,848,632
     HYS............................    258,754   15.6326     4,059,356      11,578     4,070,934
     MSS............................    281,981   39.8571    11,239,145      --        11,239,145
     MMS............................    471,149   12.3026     5,791,559     131,322     5,922,881
     TRS............................  1,226,124   19.1850    23,519,273     595,702    24,114,975
     UTS............................     95,916   29.4815     2,828,657      75,924     2,904,581
     GGS............................    186,528   13.0332     2,433,790      --         2,433,790
     GGR............................    326,782   25.9348     8,476,461      70,498     8,546,959
                                                           ------------  ----------  ------------
                                                           $119,467,058  $1,253,422  $120,720,480
                                                           ------------  ----------  ------------
 Regatta Gold-NY Contracts:
     BDS............................      2,344  $ 9.8200  $     23,019  $   --      $     23,019
     CAS............................  1,596,747   22.6198    36,119,035      --        36,119,035
     COS............................    423,782   19.7776     8,379,765      --         8,379,765
     MIT............................  3,305,098   18.8640    62,347,967     578,790    62,926,757
     EGS............................  1,674,168   29.0322    48,603,185     163,621    48,766,806
     EIS............................     23,813    9.8814       235,312      --           235,312
     FCE............................     28,793    9.0591       260,902      --           260,902
     FCG............................    246,036   14.8716     3,658,846      --         3,658,846
     FCI............................     53,996   12.5550       677,933      11,727       689,660
     GSS............................    553,951   11.3761     6,300,750       8,907     6,309,657
     HYS............................    988,547   12.3601    12,226,799     118,607    12,345,406
     MSS............................    478,856   28.4991    13,647,419      98,516    13,745,935
     MIS............................    275,481   12.5684     3,461,507     144,591     3,606,098
     MMS............................    760,178   11.2115     8,525,281      --         8,525,281
     NWD............................     69,746   16.0007     1,116,108      --         1,116,108
     RES............................  2,320,814   19.7914    45,932,494      21,677    45,954,171
     RGS............................    283,227   13.7803     3,912,610      18,294     3,930,904
     TRS............................  2,196,447   14.4646    31,759,890     539,321    32,299,211
     UTS............................    616,993   21.9857    13,586,288      93,613    13,679,901
     GAA............................    259,810   14.2950     3,718,432      --         3,718,432
     GGS............................     89,314   10.6699       953,631      --           953,631
     GGR............................    509,687   22.0864    11,258,287      --        11,258,287
     GTR............................    310,409   14.8545     4,611,168      58,513     4,669,681
     RSS............................     23,159   13.3890       310,081      --           310,081
     SIS............................     23,978   10.1388       243,111      --           243,111
                                                           ------------  ----------  ------------
                                                           $321,869,820  $1,856,177  $323,725,997
                                                           ------------  ----------  ------------
         Net Assets......................................  $441,336,878  $3,109,599  $444,446,477
                                                           ============  ==========  ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999

                                                BDS             CAS            COS          MIT           EGS
                                           Sub-Account(a)   Sub-Account    Sub-Account  Sub-Account   Sub-Account
                                           --------------  --------------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--           $ 5,810,381    $  101,152   $ 5,978,256   $   445,534
   Mortality and expense risk charges....         (195)        (667,713)      (62,737)     (971,422)     (381,293)
   Administrative charges................          (23)         (80,126)       (7,528)     (116,571)      (45,755)
                                              --------      -----------    ----------   -----------   -----------
       Net investment income (loss)......     $   (218)     $ 5,062,542    $   30,887   $ 4,890,263   $    18,486
                                              --------      -----------    ----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 24,615      $11,692,286    $  647,388   $11,676,424   $ 3,567,444
     Cost of investments sold............      (25,162)      (9,569,270)     (526,253)   (9,215,886)   (1,957,595)
                                              --------      -----------    ----------   -----------   -----------
       Net realized gains (losses).......     $   (547)     $ 2,123,016    $  121,135   $ 2,460,538   $ 1,609,849
                                              --------      -----------    ----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $     36      $18,216,011    $2,373,799   $10,957,132   $24,375,559
     Beginning of year...................      --             9,286,704       325,674    13,988,903     5,446,101
                                              --------      -----------    ----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................     $     36      $ 8,929,307    $2,048,125   $(3,031,771)  $18,929,458
                                              --------      -----------    ----------   -----------   -----------
         Realized and unrealized gains
          (losses).......................     $   (511)     $11,052,323    $2,169,260   $  (571,233)  $20,539,307
                                              --------      -----------    ----------   -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................     $   (729)     $16,114,865    $2,200,147   $ 4,319,030   $20,557,793
                                              ========      ===========    ==========   ===========   ===========

                                                EIS            FCE          FCG          FCI           GSS
                                           Sub-Account(b)  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                           --------------  -----------  -----------  -----------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $    40       $  --       $  101,373    $  2,343     $   704,364
   Mortality and expense risk charges....      (1,034)         (2,385)     (41,055)     (5,662)       (174,324)
   Administrative charges................        (124)           (286)      (4,927)       (679)        (20,919)
                                              -------       ---------   ----------    --------     -----------
       Net investment income (loss)......     $(1,118)      $  (2,671)  $   55,391    $ (3,998)    $   509,121
                                              -------       ---------   ----------    --------     -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 1,391       $ 121,994   $  827,732    $ 86,841     $ 3,614,568
     Cost of investments sold............      (1,416)       (131,717)    (691,019)    (85,091)     (3,633,956)
                                              -------       ---------   ----------    --------     -----------
       Net realized gains (losses).......     $   (25)      $  (9,723)  $  136,713    $  1,750     $   (19,388)
                                              -------       ---------   ----------    --------     -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ 1,892       $  60,846   $  743,681    $139,979     $  (468,481)
     Beginning of year...................      --             (26,171)     445,284     (20,437)        480,350
                                              -------       ---------   ----------    --------     -----------
       Change in unrealized appreciation
        (depreciation)...................     $ 1,892       $  87,017   $  298,397    $160,416     $  (948,831)
                                              -------       ---------   ----------    --------     -----------
         Realized and unrealized gains
          (losses).......................     $ 1,867       $  77,294   $  435,110    $162,166     $  (968,219)
                                              -------       ---------   ----------    --------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................     $   749       $  74,623   $  490,501    $158,168     $  (459,098)
                                              =======       =========   ==========    ========     ===========

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.
(b) For the period May 7, 1999 (commencement of operations) through
    December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               HYS           MSS            MIS            MMS           NWD
                                           Sub-Account   Sub-Account   Sub-Account(c)  Sub-Account  Sub-Account(c)
                                           -----------  -------------  --------------  -----------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $1,269,362    $   --          $    3,998    $   644,053     $  2,042
   Mortality and expense risk charges....    (193,655)      (184,585)       (11,642)      (174,064)      (4,051)
   Administrative charges................     (23,239)       (22,150)        (1,397)       (20,888)        (486)
                                           -----------   -----------     ----------    -----------     --------
       Net investment income (loss)......  $1,052,468    $  (206,735)    $   (9,041)   $   449,101     $ (2,495)
                                           -----------   -----------     ----------    -----------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $4,328,866    $ 2,323,657     $  280,401    $35,664,346     $ 88,832
     Cost of investments sold............  (4,414,808)    (1,859,831)      (237,839)   (35,664,346)     (84,652)
                                           -----------   -----------     ----------    -----------     --------
       Net realized gains (losses).......  $  (85,942)   $   463,826     $   42,562    $   --          $  4,180
                                           -----------   -----------     ----------    -----------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ (534,885)   $11,084,433     $  576,430    $   --          $330,852
     Beginning of year...................    (374,889)       503,220        --             --           --
                                           -----------   -----------     ----------    -----------     --------
       Change in unrealized appreciation
        (depreciation)...................  $ (159,996)   $10,581,213     $  576,430    $   --          $330,852
                                           -----------   -----------     ----------    -----------     --------
         Realized and unrealized gains
          (losses).......................  $ (245,938)   $11,045,039     $  618,992    $   --          $335,032
                                           -----------   -----------     ----------    -----------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $  806,530    $10,838,304     $  609,951    $   449,101     $332,537
                                           ===========   ===========     ==========    ===========     ========

                                               RES           RGS           TRS             UTS
                                           Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                           ------------  -----------  --------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,385,984   $   13,223    $  8,540,338    $ 1,417,357
   Mortality and expense risk charges....     (504,218)     (47,936)       (709,078)      (160,642)
   Administrative charges................      (60,506)      (5,752)        (85,089)       (19,277)
                                           -----------   ----------    ------------    -----------
       Net investment income (loss)......  $   821,260   $  (40,465)   $  7,746,171    $ 1,237,438
                                           -----------   ----------    ------------    -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 5,548,641   $1,005,143    $ 15,351,457    $ 1,479,052
     Cost of investments sold............   (4,077,574)    (798,551)    (15,533,160)    (1,187,702)
                                           -----------   ----------    ------------    -----------
       Net realized gains (losses).......  $ 1,471,067   $  206,592    $   (181,703)   $   291,350
                                           -----------   ----------    ------------    -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $11,588,184   $  389,342    $ (1,590,588)   $ 3,151,974
     Beginning of year...................    5,393,099      340,493       5,203,414      1,025,507
                                           -----------   ----------    ------------    -----------
       Change in unrealized appreciation
        (depreciation)...................  $ 6,195,085   $   48,849    $ (6,794,002)   $ 2,126,467
                                           -----------   ----------    ------------    -----------
         Realized and unrealized gains
          (losses).......................  $ 7,666,152   $  255,441    $ (6,975,705)   $ 2,417,817
                                           -----------   ----------    ------------    -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $ 8,487,412   $  214,976    $    770,466    $ 3,655,255
                                           ===========   ==========    ============    ===========

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               GAA           GGS            GGR           GTR           RSS
                                           Sub-Account   Sub-Account    Sub-Account   Sub-Account  Sub-Account(d)
                                           -----------  --------------  ------------  -----------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $181,883     $   517,917    $   481,352    $ 365,326      $--
   Mortality and expense risk charges....    (41,641)        (51,037)      (158,939)     (58,435)        (639)
   Administrative charges................     (4,997)         (6,124)       (19,073)      (7,012)         (77)
                                            --------     -----------    -----------    ---------      -------
       Net investment income (loss)......   $135,245     $   460,756    $   303,340    $ 299,879      $  (716)
                                            --------     -----------    -----------    ---------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $464,681     $ 1,554,561    $ 1,721,822    $ 911,396      $ 5,437
     Cost of investments sold............   (457,181)     (1,677,256)    (1,269,217)    (810,515)      (4,597)
                                            --------     -----------    -----------    ---------      -------
       Net realized gains (losses).......   $  7,500     $  (122,695)   $   452,605    $ 100,881      $   840
                                            --------     -----------    -----------    ---------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $387,442     $  (311,489)   $ 7,697,264    $ 369,215      $60,637
     Beginning of year...................    (11,804)        321,853      1,004,669      455,472       --
                                            --------     -----------    -----------    ---------      -------
       Change in unrealized appreciation
        (depreciation)...................   $399,246     $  (633,342)   $ 6,692,595    $ (86,257)     $60,637
                                            --------     -----------    -----------    ---------      -------
         Realized and unrealized gains
          (losses).......................   $406,746     $  (756,037)   $ 7,145,200    $  14,624      $61,477
                                            --------     -----------    -----------    ---------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $541,991     $  (295,281)   $ 7,448,540    $ 314,503      $60,761
                                            ========     ===========    ===========    =========      =======

                                                SIS
                                           Sub-Account(e)
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $  --
   Mortality and expense risk charges....          (587)
   Administrative charges................           (70)
                                             ----------
       Net investment income (loss)......    $     (657)
                                             ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $      625
     Cost of investments sold............          (622)
                                             ----------
       Net realized gains (losses).......    $        3
                                             ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $    3,024
     Beginning of year...................       --
                                             ----------
       Change in unrealized appreciation
        (depreciation)...................    $    3,024
                                             ----------
         Realized and unrealized gains
          (losses).......................    $    3,027
                                             ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................    $    2,370
                                             ==========

(d) For the period August 2, 1999 (commencement of operations) through December 31, 1999.
(e) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                               BDS                 CAS                      COS
                                           Sub-Account         Sub-Account              Sub-Account
                                          ------------- ------------------------- -----------------------
                                           Year Ended          Year Ended               Year Ended
                                          December 31,        December 31,             December 31,
                                          ------------- ------------------------- -----------------------
                                             1999(a)        1999         1998        1999        1998
                                          ------------- ------------ ------------ ----------- -----------
 OPERATIONS:
   Net investment income (loss)..........    $  (218)   $ 5,062,542  $ 4,135,133  $   30,887  $   38,427
   Net realized gains (losses)...........       (547)     2,123,016    2,308,268     121,135     125,390
   Net unrealized gains (losses).........         36      8,929,307    4,241,790   2,048,125     303,992
                                             -------    -----------  -----------  ----------  ----------
       Increase (Decrease) in net assets
        from operations..................    $  (729)   $16,114,865  $10,685,191  $2,200,147  $  467,809
                                             -------    -----------  -----------  ----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $16,159    $ 3,420,550  $ 5,645,231  $  843,965  $1,250,849
     Net transfers between Sub-Accounts
      and Fixed Account..................      7,594        855,474    2,271,423   2,140,661   1,000,555
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................         (5)    (2,622,533)  (3,030,676)   (134,822)    (59,775)
                                             -------    -----------  -----------  ----------  ----------
       Net accumulation activity.........    $23,748    $ 1,653,491  $ 4,885,978  $2,849,804  $2,191,629
                                             -------    -----------  -----------  ----------  ----------
   Annuitization Activity:
     Annuitizations......................    $--        $   --       $   --       $   --      $   --
     Annuity payments and account fees...     --            (34,018)     (39,858)     --          --
     Adjustments to annuity reserve......     --             (3,331)      (3,612)     --          --
                                             -------    -----------  -----------  ----------  ----------
       Net annuitization activity........    $--        $   (37,349) $   (43,470) $   --      $   --
                                             -------    -----------  -----------  ----------  ----------
   Increase (Decrease) in net assets from
    contract owner transactions..........    $23,748    $ 1,616,142  $ 4,842,508  $2,849,804  $2,191,629
                                             -------    -----------  -----------  ----------  ----------
     Increase (Decrease) in net assets...    $23,019    $17,731,007  $15,527,699  $5,049,951  $2,659,438
 NET ASSETS:
   Beginning of year.....................     --         50,924,255   35,396,556   3,329,814     670,376
                                             -------    -----------  -----------  ----------  ----------
   End of year...........................    $23,019    $68,655,262  $50,924,255  $8,379,765  $3,329,814
                                             =======    ===========  ===========  ==========  ==========

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                     MIT                       EGS                 EIS
                                                 Sub-Account               Sub-Account         Sub-Account
                                          ------------------------- ------------------------- -------------
                                                 Year Ended                Year Ended          Year Ended
                                                December 31,              December 31,        December 31,
                                          ------------------------- ------------------------- -------------
                                              1999         1998         1999         1998        1999(b)
                                          ------------ ------------ ------------ ------------ -------------
 OPERATIONS:
   Net investment income (loss).......... $ 4,890,263  $ 3,202,718  $    18,486  $   333,723     $ (1,118)
   Net realized gains (losses)...........   2,460,538    2,485,135    1,609,849      835,449          (25)
   Net unrealized gains (losses).........  (3,031,771)   5,752,777   18,929,458    4,205,232        1,892
                                          -----------  -----------  -----------  -----------     --------
       Increase (Decrease) in net assets
        from operations.................. $ 4,319,030  $11,440,630  $20,557,793  $ 5,374,404     $    749
                                          -----------  -----------  -----------  -----------     --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $ 6,834,904  $13,430,158  $ 2,616,690  $ 4,565,860     $151,100
     Net transfers between Sub-Accounts
      and Fixed Account..................   2,960,318    8,538,077    1,809,663    3,478,850       83,765
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................  (3,220,067)  (3,468,420)  (1,197,519)    (857,070)        (302)
                                          -----------  -----------  -----------  -----------     --------
       Net accumulation activity......... $ 6,575,155  $18,499,815  $ 3,228,834  $ 7,187,640     $234,563
                                          -----------  -----------  -----------  -----------     --------
   Annuitization Activity:
     Annuitizations...................... $   304,547  $    54,952  $   157,333  $   --          $--
     Annuity payments and account fees...     (45,178)     (32,919)        (391)     --           --
     Adjustments to annuity reserve......      (5,651)      (6,680)         560      --           --
                                          -----------  -----------  -----------  -----------     --------
       Net annuitization activity........ $   253,718  $    15,353  $   157,502  $   --          $--
                                          -----------  -----------  -----------  -----------     --------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $ 6,828,873  $18,515,168  $ 3,386,336  $ 7,187,640     $234,563
                                          -----------  -----------  -----------  -----------     --------
     Increase (Decrease) in net assets... $11,147,903  $29,955,798  $23,944,129  $12,562,044     $235,312
 NET ASSETS:
   Beginning of year.....................  72,881,210   42,925,412   24,822,677   12,260,633      --
                                          -----------  -----------  -----------  -----------     --------
   End of year........................... $84,029,113  $72,881,210  $48,766,806  $24,822,677     $235,312
                                          ===========  ===========  ===========  ===========     ========

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    FCE                      FCG                      FCI
                                                Sub-Account              Sub-Account              Sub-Account
                                          ----------------------- ------------------------- -----------------------
                                                Year Ended               Year Ended               Year Ended
                                               December 31,             December 31,             December 31,
                                          ----------------------- ------------------------- -----------------------
                                             1999        1998         1999         1998        1999        1998
                                          ----------- ----------- ------------ ------------ ----------- -----------
 OPERATIONS:
   Net investment income (loss)..........  $ (2,671)   $   8,551   $   55,391   $   48,659   $ (3,998)   $   (978)
   Net realized gains (losses)...........    (9,723)    (192,800)     136,713       54,032      1,750      (3,247)
   Net unrealized gains (losses).........    87,017       25,906      298,397      385,099    160,416     (16,888)
                                           --------    ---------   ----------   ----------   --------    --------
       Increase (Decrease) in net assets
        from operations..................  $ 74,623    $(158,343)  $  490,501   $  487,790   $158,168    $(21,113)
                                           --------    ---------   ----------   ----------   --------    --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 22,461    $  99,812   $   87,199   $  364,428   $ 71,687    $182,841
     Net transfers between Sub-Accounts
      and Fixed Account..................    28,083     (159,531)    (346,722)     775,936     86,593     155,918
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (4,298)      (6,955)     (72,236)    (151,648)   (29,465)    (10,066)
                                           --------    ---------   ----------   ----------   --------    --------
       Net accumulation activity.........  $ 46,246    $ (66,674)  $ (331,759)  $  988,716   $128,815    $328,693
                                           --------    ---------   ----------   ----------   --------    --------
   Annuitization Activity:
     Annuitizations......................  $ --        $  --       $  --        $  --        $  8,601    $ --
     Annuity payments and account fees...    --           --          --           --            (365)     --
     Adjustments to annuity reserve......    --           --          --           --             470      --
                                           --------    ---------   ----------   ----------   --------    --------
       Net annuitization activity........  $ --        $  --       $  --        $  --        $  8,706    $ --
                                           --------    ---------   ----------   ----------   --------    --------
   Increase (Decrease) in net assets from
    contract owner transactions..........  $ 46,246    $ (66,674)  $ (331,759)  $  988,716   $137,521    $328,693
                                           --------    ---------   ----------   ----------   --------    --------
     Increase (Decrease) in net assets...  $120,869    $(225,017)  $  158,742   $1,476,506   $295,689    $307,580
 NET ASSETS:
   Beginning of year.....................   140,033      365,050    3,500,104    2,023,598    393,971      86,391
                                           --------    ---------   ----------   ----------   --------    --------
   End of year...........................  $260,902    $ 140,033   $3,658,846   $3,500,104   $689,660    $393,971
                                           ========    =========   ==========   ==========   ========    ========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    GSS                     HYS                     MSS
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------- ----------------------- -----------------------
                                                Year Ended              Year Ended              Year Ended
                                               December 31,            December 31,            December 31,
                                          ----------------------- ----------------------- -----------------------
                                             1999        1998        1999        1998        1999        1998
                                          ----------- ----------- ----------- ----------- ----------- -----------
 OPERATIONS:
   Net investment income (loss).......... $  509,121  $  450,379  $1,052,468  $  659,931  $ (206,735) $ 1,542,181
   Net realized gains (losses)...........    (19,388)    128,171     (85,942)    149,897     463,826      126,624
   Net unrealized gains (losses).........   (948,831)    216,285    (159,996)   (979,019) 10,581,213     (541,372)
                                          ----------- ----------- ----------- ----------- ----------- -----------
       Increase (Decrease) in net assets
        from operations.................. $ (459,098) $  794,835  $  806,530  $ (169,191) $10,838,304 $ 1,127,433
                                          ----------- ----------- ----------- ----------- ----------- -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $  396,896  $1,440,848  $  897,338  $3,046,502  $  693,821  $ 1,471,282
     Net transfers between Sub-Accounts
      and Fixed Account..................  2,214,722   2,333,811     757,430   2,266,782   1,306,321    1,246,414
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (663,475) (1,525,871)   (830,606) (1,309,324)   (553,762)    (917,266)
                                          ----------- ----------- ----------- ----------- ----------- -----------
       Net accumulation activity......... $1,948,143  $2,248,788  $  824,162  $4,003,960  $1,446,380  $ 1,800,430
                                          ----------- ----------- ----------- ----------- ----------- -----------
   Annuitization Activity:
     Annuitizations...................... $   80,761  $   (8,935) $   49,893  $   86,382  $   --      $    54,124
     Annuity payments and account fees...     (1,683)     --         (32,097)     (8,589)     (7,635)        (520)
     Adjustments to annuity reserve......     (1,719)        (83)     11,303      (1,717)        (48)       2,259
                                          ----------- ----------- ----------- ----------- ----------- -----------
       Net annuitization activity........ $   77,359  $   (9,018) $   29,099  $   76,076  $   (7,683) $    55,863
                                          ----------- ----------- ----------- ----------- ----------- -----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $2,025,502  $2,239,770  $  853,261  $4,080,036  $1,438,697  $ 1,856,293
                                          ----------- ----------- ----------- ----------- ----------- -----------
     Increase (Decrease) in net assets... $1,566,404  $3,034,605  $1,659,791  $3,910,845  $12,277,001 $ 2,983,726
 NET ASSETS:
   Beginning of year..................... 12,591,885   9,557,280  14,756,549  10,845,704  12,708,079    9,724,353
                                          ----------- ----------- ----------- ----------- ----------- -----------
   End of year........................... $14,158,289 $12,591,885 $16,416,340 $14,756,549 $24,985,080 $12,708,079
                                          =========== =========== =========== =========== =========== ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               MIS                 MMS                 NWD
                                           Sub-Account         Sub-Account         Sub-Account
                                          ------------- ------------------------- -------------
                                           Year Ended          Year Ended          Year Ended
                                          December 31,        December 31,        December 31,
                                          ------------- ------------------------- -------------
                                             1999(c)        1999         1998        1999(c)
                                          ------------- ------------ ------------ -------------
 OPERATIONS:
   Net investment income (loss)..........   $   (9,041) $   449,101  $   392,475    $   (2,495)
   Net realized gains (losses)...........       42,562      --           --              4,180
   Net unrealized gains (losses).........      576,430      --           --            330,852
                                            ----------  -----------  -----------    ----------
       Increase (Decrease) in net assets
        from operations..................   $  609,951  $   449,101  $   392,475    $  332,537
                                            ----------  -----------  -----------    ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $1,545,594  $ 4,578,279  $ 6,979,970    $   97,352
     Net transfers between Sub-Accounts
      and Fixed Account..................    1,456,383   (5,081,749)   4,354,504       686,241
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (150,410)  (1,932,080)  (5,785,099)          (22)
                                            ----------  -----------  -----------    ----------
       Net accumulation activity.........   $2,851,567  $(2,435,550) $ 5,549,375    $  783,571
                                            ----------  -----------  -----------    ----------
   Annuitization Activity:
     Annuitizations......................   $  144,646  $   142,142  $   --         $  --
     Annuity payments and account fees...      --           (13,200)      (2,231)      --
     Adjustments to annuity reserve......          (66)      (2,910)          (6)      --
                                            ----------  -----------  -----------    ----------
       Net annuitization activity........   $  144,580  $   126,032  $    (2,237)   $  --
                                            ----------  -----------  -----------    ----------
   Increase (Decrease) in net assets from
    contract owner transactions..........   $2,996,147  $(2,309,518) $ 5,547,138    $  783,571
                                            ----------  -----------  -----------    ----------
     Increase (Decrease) in net assets...   $3,606,098  $(1,860,417) $ 5,939,613    $1,116,108
 NET ASSETS:
   Beginning of year.....................      --        16,308,579   10,368,966       --
                                            ----------  -----------  -----------    ----------
   End of year...........................   $3,606,098  $14,448,162  $16,308,579    $1,116,108
                                            ==========  ===========  ===========    ==========

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    RES                      RGS
                                                Sub-Account              Sub-Account
                                          ------------------------ ------------------------
                                                 Year Ended               Year Ended
                                                December 31,             December 31,
                                          ------------------------ ------------------------
                                             1999         1998         1999        1998
                                          ----------- ------------ ------------ -----------
 OPERATIONS:
   Net investment income (loss).......... $  821,260  $   789,974   $  (40,465) $  (15,287)
   Net realized gains (losses)...........  1,471,067      868,151      206,592      20,804
   Net unrealized gains (losses).........  6,195,085    3,827,961       48,849     313,342
                                          ----------- -----------   ----------  ----------
       Increase (Decrease) in net assets
        from operations.................. $8,487,412  $ 5,486,086   $  214,976  $  318,859
                                          ----------- -----------   ----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $2,291,829  $ 5,661,381   $  609,314  $  955,442
     Net transfers between Sub-Accounts
      and Fixed Account..................   (693,664)   8,373,302      344,254   1,012,621
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................ (1,817,915)  (1,448,446)    (143,333)    (41,336)
                                          ----------- -----------   ----------  ----------
       Net accumulation activity......... $ (219,750) $12,586,237   $  810,235  $1,926,727
                                          ----------- -----------   ----------  ----------
   Annuitization Activity:
     Annuitizations...................... $   17,754  $   --        $   17,630  $   --
     Annuity payments and account fees...       (722)     --              (690)     --
     Adjustments to annuity reserve......        855      --               721      --
                                          ----------- -----------   ----------  ----------
       Net annuitization activity........ $   17,887  $   --        $   17,661  $   --
                                          ----------- -----------   ----------  ----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $ (201,863) $12,586,237   $  827,896  $1,926,727
                                          ----------- -----------   ----------  ----------
     Increase (Decrease) in net assets... $8,285,549  $18,072,323   $1,042,872  $2,245,586
 NET ASSETS:
   Beginning of year..................... 37,668,622   19,596,299    2,888,032     642,446
                                          ----------- -----------   ----------  ----------
   End of year........................... $45,954,171 $37,668,622   $3,930,904  $2,888,032
                                          =========== ===========   ==========  ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    TRS                     UTS                     GAA
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------- ----------------------- -----------------------
                                                Year Ended              Year Ended              Year Ended
                                               December 31,            December 31,            December 31,
                                          ----------------------- ----------------------- -----------------------
                                             1999        1998        1999        1998        1999        1998
                                          ----------- ----------- ----------- ----------- ----------- -----------
 OPERATIONS:
   Net investment income (loss).......... $7,746,171  $4,609,014  $1,237,438  $  701,567  $  135,245  $  175,045
   Net realized gains (losses)...........   (181,703)    968,898     291,350     245,135       7,500       1,766
   Net unrealized gains (losses)......... (6,794,002)   (735,171)  2,126,467     215,730     399,246     (68,262)
                                          ----------- ----------- ----------- ----------- ----------  ----------
       Increase (Decrease) in net assets
        from operations.................. $  770,466  $4,842,741  $3,655,255  $1,162,432  $  541,991  $  108,549
                                          ----------- ----------- ----------- ----------- ----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $2,858,711  $5,723,954  $1,363,693  $3,379,684  $  129,985  $  451,961
     Net transfers between Sub-Accounts
      and Fixed Account..................     74,433   7,589,931   1,025,946   2,309,074    (122,538)    357,692
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................ (4,105,250) (3,756,499)   (619,970)   (626,782)   (110,545)   (149,424)
                                          ----------- ----------- ----------- ----------- ----------  ----------
       Net accumulation activity......... $(1,172,106) $9,557,386 $1,769,669  $5,061,976  $ (103,098) $  660,229
                                          ----------- ----------- ----------- ----------- ----------  ----------
   Annuitization Activity:
     Annuitizations...................... $  176,608  $  395,341  $  152,945  $   --      $   --      $   --
     Annuity payments and account fees...   (130,587)    (79,366)     (4,046)     --          --          --
     Adjustments to annuity reserve......      2,654      (7,297)     (2,035)     --          --          --
                                          ----------- ----------- ----------- ----------- ----------  ----------
       Net annuitization activity........ $   48,675  $  308,678  $  146,864  $   --      $   --      $   --
                                          ----------- ----------- ----------- ----------- ----------  ----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $(1,123,431) $9,866,064 $1,916,533  $5,061,976  $ (103,098) $  660,229
                                          ----------- ----------- ----------- ----------- ----------  ----------
     Increase (Decrease) in net assets... $ (352,965) $14,708,805 $5,571,788  $6,224,408  $  438,893  $  768,778
 NET ASSETS:
   Beginning of year..................... 56,767,151  42,058,346  11,012,694   4,788,286   3,279,539   2,510,761
                                          ----------- ----------- ----------- ----------- ----------  ----------
   End of year........................... $56,414,186 $56,767,151 $16,584,482 $11,012,694 $3,718,432  $3,279,539
                                          =========== =========== =========== =========== ==========  ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    GGS                     GGR                     GTR
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------- ----------------------- -----------------------
                                                Year Ended              Year Ended              Year Ended
                                               December 31,            December 31,            December 31,
                                          ----------------------- ----------------------- -----------------------
                                             1999        1998        1999        1998        1999        1998
                                          ----------- ----------- ----------- ----------- ----------- -----------
 OPERATIONS:
   Net investment income (loss).......... $  460,756  $   (3,839) $  303,340  $  604,265  $  299,879  $   99,809
   Net realized gains (losses)...........   (122,695)     11,823     452,605     394,360     100,881      77,786
   Net unrealized gains (losses).........   (633,342)    527,568   6,692,595     170,808     (86,257)    333,955
                                          ----------  ----------  ----------- ----------- ----------  ----------
       Increase (Decrease) in net assets
        from operations.................. $ (295,281) $  535,552  $7,448,540  $1,169,433  $  314,503  $  511,550
                                          ----------  ----------  ----------- ----------- ----------  ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.......... $   65,900  $   98,948  $  480,062  $  560,743  $  206,272  $  557,044
     Net transfers between Sub-Accounts
      and Fixed Account..................   (246,018)    (43,239)  1,749,618     424,047    (375,311)  1,590,561
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................   (223,096)   (640,532)   (448,581)   (826,884)   (170,240)   (174,073)
                                          ----------  ----------  ----------- ----------- ----------  ----------
       Net accumulation activity......... $ (403,214) $ (584,823) $1,781,099  $  157,906  $ (339,279) $1,973,532
                                          ----------  ----------  ----------- ----------- ----------  ----------
   Annuitization Activity:
     Annuitizations...................... $   --      $   --      $   50,832  $   --      $   --      $   58,314
     Annuity payments and account fees...     (1,638)     (2,179)     (1,021)     --          (6,721)       (560)
     Adjustments to annuity reserve......         16         (87)     (2,143)     --             606         730
                                          ----------  ----------  ----------- ----------- ----------  ----------
       Net annuitization activity........ $   (1,622) $   (2,266) $   47,668  $   --      $   (6,115) $   58,484
                                          ----------  ----------  ----------- ----------- ----------  ----------
   Increase (Decrease) in net assets from
    contract owner transactions.......... $ (404,836) $ (587,089) $1,828,767  $  157,906  $ (345,394) $2,032,016
                                          ----------  ----------  ----------- ----------- ----------  ----------
     Increase (Decrease) in net assets... $ (700,117) $  (51,537) $9,277,307  $1,327,339  $  (30,891) $2,543,566
 NET ASSETS:
   Beginning of year.....................  4,087,538   4,139,075  10,527,939   9,200,600   4,700,572   2,157,006
                                          ----------  ----------  ----------- ----------- ----------  ----------
   End of year........................... $3,387,421  $4,087,538  $19,805,246 $10,527,939 $4,669,681  $4,700,572
                                          ==========  ==========  =========== =========== ==========  ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                               RSS           SIS
                                           Sub-Account   Sub-Account
                                          ------------- -------------
                                           Year Ended    Year Ended
                                          December 31,  December 31,
                                          ------------- -------------
                                             1999(d)       1999(e)
                                          ------------- -------------
 OPERATIONS:
   Net investment income (loss)..........    $   (716)     $   (657)
   Net realized gains (losses)...........         840             3
   Net unrealized gains (losses).........      60,637         3,024
                                             --------      --------
       Increase (Decrease) in net assets
       from operations...................    $ 60,761      $  2,370
                                             --------      --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 45,451      $240,741
     Net transfers between Sub-Accounts
      and Fixed Account..................     205,489       --
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................      (1,620)      --
                                             --------      --------
       Net accumulation activity.........    $249,320      $240,741
                                             --------      --------
   Annuitization Activity:
     Annuitizations......................    $--           $--
     Annuity payments and account fees...     --            --
     Adjustments to annuity reserve......     --            --
                                             --------      --------
       Net annuitization activity........    $--           $--
                                             --------      --------
   Increase (Decrease) in net assets from
    contract owner transactions..........    $249,320      $240,741
                                             --------      --------
     Increase (Decrease) in net assets...    $310,081      $243,111
 NET ASSETS:
   Beginning of year.....................     --            --
                                             --------      --------
   End of year...........................    $310,081      $243,111
                                             ========      ========

(d) For the period August 2, 1999 (commencement of operations) through December 31, 1999.
(e) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and
August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                               Units Transferred
                                                                                    Between              Units Withdrawn,
                           Units Outstanding                                     Sub-Accounts             Surrendered and
                           Beginning of Year          Units Purchased          and Fixed Account            Annuitized
                       ------------------------- ------------------------- ------------------------- -------------------------
                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                       December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                           1999         1998         1999         1998         1999         1998         1999         1998
                       ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 MFS REGATTA
 - N.Y. CONTRACTS:
 ----------------------------------
 CAS Sub-Account.....    1,030,044    1,098,819         61         --         (26,735)    16,251        (51,134)     (85,026)
 MIT Sub-Account.....      759,522      806,893       --           --          21,064     16,355        (29,327)     (63,726)
 GSS Sub-Account.....      516,775      617,817       --           --         120,671      6,548        (35,440)    (107,590)
 HYS Sub-Account.....      299,433      340,853       --           --         (15,972)    10,788        (24,707)     (52,208)
 MSS Sub-Account.....      294,045      314,374       --           --            (215)     3,793        (11,849)     (24,122)
 MMS Sub-Account.....      529,219      540,785       --           --          42,161    428,614       (100,231)    (440,180)
 TRS Sub-Account.....    1,320,198    1,439,364         88         --          (9,988)    (6,574  )     (84,174)    (112,592)
 UTS Sub-Account.....       88,196      103,362       --           --          11,209      1,434         (3,489)     (16,600)
 GGS Sub-Account.....      219,014      277,498       --           --         (20,497)   (17,719  )     (11,989)     (40,765)
 GGR Sub-Account.....      327,055      384,999       --           --          11,581    (16,241  )     (11,854)     (41,703)
 MFS REGATTA
 GOLD - N.Y. CONTRACTS:
 ----------------------------------
 BDS Sub-Account(a)..      --           --           1,642         --             702        --           --           --
 CAS Sub-Account.....    1,387,198      933,956    188,906      377,035        85,637    155,695        (64,994)     (79,488)
 COS Sub-Account.....      245,193       61,777     53,060      103,389       134,413     85,059         (8,884)      (5,032)
 MIT Sub-Account.....    2,936,804    1,722,218    378,202      833,525       124,941    504,212       (134,849)    (123,151)
 EGS Sub-Account.....    1,482,470      966,583    140,252      324,632       110,205    255,069        (58,759)     (63,814)
 EIS
  Sub-Account(b).....      --           --          15,360         --           8,484        --             (31)       --
 FCE Sub-Account.....       23,240       41,861      2,946       11,240         3,183    (28,912  )        (576)        (949)
 FCG Sub-Account.....      272,201      188,749      6,646       32,884       (27,235)    64,726         (5,576)     (14,158)
 FCI Sub-Account.....       41,872        9,227      7,232       18,569         8,088     15,201         (3,196)      (1,125)
 GSS Sub-Account.....      483,528      168,798     34,691      125,717        53,163    199,497        (17,431)     (10,484)
 HYS Sub-Account.....      869,291      482,767     73,815      256,362        82,266    176,263        (36,825)     (46,101)
 MSS Sub-Account.....      401,019      251,868     37,591       98,329        53,417     80,721        (13,171)     (29,899)
 MIS
  Sub-Account(c).....      --           --         149,516         --         138,031        --         (12,066)       --
 MMS Sub-Account.....      921,204      395,655    424,895      653,207      (511,872)   (65,544  )     (74,049)     (62,114)
 NWD Sub-Account(c)..      --           --           8,312         --          61,436        --              (2)       --
 RES Sub-Account.....    2,330,245    1,478,012    136,515      388,372       (38,961)   566,075       (106,985)    (102,214)
 RGS Sub-Account.....      222,849       59,221     45,362       81,967        26,016     85,163        (11,000)      (3,502)
 TRS Sub-Account.....    2,154,305    1,288,455    198,169      424,309        15,680    571,586       (171,707)    (130,045)
 UTS Sub-Account.....      529,135      187,310     74,691      214,542        42,317    144,840        (29,150)     (17,557)
 GAA Sub-Account.....      267,873      215,473     10,414       36,286        (9,790)    28,666         (8,687)     (12,552)
 GGS Sub-Account.....       90,226       73,436      6,166        9,445        (1,143)    17,520         (5,935)     (10,175)
 GGR Sub-Account.....      402,319      324,362     30,765       44,685        91,578     53,301        (14,975)     (20,029)
 GTR Sub-Account.....      334,013      181,210     14,856       43,452       (26,106)   122,655        (12,354)     (13,304)
 RSS Sub-Account(d)..      --           --           4,409         --          18,889        --            (139)       --
 SIS
  Sub-Account(e).....      --           --          23,978         --           --           --           --           --


                           Units Outstanding
                              End of Year
                       -------------------------
                        Year Ended   Year Ended
                       December 31, December 31,
                           1999         1998
                       ------------ ------------
 MFS REGATTA
 - N.Y. CONTRACTS:
 --------------------
 CAS Sub-Account.....    952,236    1,030,044
 MIT Sub-Account.....    751,259      759,522
 GSS Sub-Account.....    602,006      516,775
 HYS Sub-Account.....    258,754      299,433
 MSS Sub-Account.....    281,981      294,045
 MMS Sub-Account.....    471,149      529,219
 TRS Sub-Account.....  1,226,124    1,320,198
 UTS Sub-Account.....     95,916       88,196
 GGS Sub-Account.....    186,528      219,014
 GGR Sub-Account.....    326,782      327,055
 MFS REGATTA
 GOLD - N.Y. CONTRACT
 --------------------
 BDS Sub-Account(a)..      2,344         --
 CAS Sub-Account.....  1,596,747    1,387,198
 COS Sub-Account.....    423,782      245,193
 MIT Sub-Account.....  3,305,098    2,936,804
 EGS Sub-Account.....  1,674,168    1,482,470
 EIS
  Sub-Account(b).....     23,813         --
 FCE Sub-Account.....     28,793       23,240
 FCG Sub-Account.....    246,036      272,201
 FCI Sub-Account.....     53,996       41,872
 GSS Sub-Account.....    553,951      483,528
 HYS Sub-Account.....    988,547      869,291
 MSS Sub-Account.....    478,856      401,019
 MIS
  Sub-Account(c).....    275,481         --
 MMS Sub-Account.....    760,178      921,204
 NWD Sub-Account(c)..     69,746         --
 RES Sub-Account.....  2,320,814    2,330,245
 RGS Sub-Account.....    283,227      222,849
 TRS Sub-Account.....  2,196,447    2,154,305
 UTS Sub-Account.....    616,993      529,135
 GAA Sub-Account.....    259,810      267,873
 GGS Sub-Account.....     89,314       90,226
 GGR Sub-Account.....    509,687      402,319
 GTR Sub-Account.....    310,409      334,013
 RSS Sub-Account(d)..     23,159         --
 SIS
  Sub-Account(e).....     23,978         --

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

(d) For the period August 2, 1999 (commencement of operations) through December 31, 1999.

(e) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
    and the Board of Directors of Sun Life Insurance and Annuity Company of New
  York:

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Research International Series Sub-Account, and Strategic Income Series Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended
December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
122 E. 42nd Street, Suite 1900, New York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, President and Director

JAMES A. McNULTY, III, Senior Vice President and
  General Manager and Director

S. CAESAR RABOY, Director

RICHARD B. BAILEY, Director

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

GREGORY W. GEE, Director

DONALD B. HENDERSON, JR., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

PETER F. DEMUTH, Vice President,
  Chief Counsel and Assistant Secretary

ELLEN B. KING, Counsel and Secretary

ROBERT P. VROLYK, Vice President and
  Actuary

DAVEY S. SCOON, Vice President, Finance,
  Controller and Treasurer
JAMES M. A. ANDERSON, Vice President,   Investments

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

                                     [LOGO]

                                                ANNUAL REPORT, DECEMBER 31, 1999

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY2-2/00 8M